Financial Instruments - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis, percentage	0.10%
Credit risk [member] | Five Largest Customers [member]
Disclosure of detailed information about financial instruments [Line Items]
Number of largest customers related to trade receivables	5	5
Percentage of trade receivables due from the five largest customers	38.40%	25.00%
Currency risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis, percentage	5.00%